Note 8 - Schedule of Financial Income (Expense) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Interest income	€ 9	€ 3
Interest expense	(27)	(28)
Warrants exercised or forfeited	174	66
Changes in fair value of the warrants	2,734	(1,385)
Total	€ 2,891	€ (1,344)